Debt and Lease Liabilities - Bank loans (Details) $ in Thousands	1 Months Ended				12 Months Ended
	Apr. 30, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Mar. 31, 2023 MXN ($)	Jul. 31, 2019 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Apr. 30, 2024 MXN ($)	Apr. 30, 2024 USD ($)	Aug. 31, 2023 USD ($)	Feb. 28, 2023 MXN ($)
Debt and Lease Liabilities
Principal amount of long-term credit agreement								$ 104,214,190,000	$ 3,657,968			$ 300,000
Repayment of debt			$ 1,000,000,000			$ 610,403,000
Interest rate			0.85%										0.85%
Unamortized finance costs		$ 1,278,374,000			$ 1,278,374,000			(1,259,017,000)
Payment of accrued interest and transaction costs on debt					403,981,000
Repayment of current borrowings			$ 600,000,000
Interest Payable on current portion of long-term debt		1,506,766,000	400,000,000		$ 1,506,766,000			1,674,544,000
Revolving credit facility								$ 1,000,000,000					$ 1,000,000,000
Mexican Bank
Debt and Lease Liabilities
Interest payable			$ 400,000,000
Syndicate of Banks
Debt and Lease Liabilities
Term of borrowings	5 years			5 years
Principal amount of long-term credit agreement				$ 10,000,000,000						$ 10,000,000,000
Credit facility amount											$ 500,000
Terminated unused credit facility	$ 650,000
Number of days interest is payable	28 days			28 days
Base rate	TIIE			TIIE
Term of debt instrument	5 years
Bank Loans Maturities December 2026
Debt and Lease Liabilities
Principal amount of long-term credit agreement							$ 2,650,000,000
Variable interest rate spread (as a percent)							0.90%
Number of days interest is payable							28 days
Base rate							TIIE
Repayment of debt		$ 403,981,000
Interest rate							8.215%
Payment of accrued interest and transaction costs on debt							$ 1,325,000,000
Minimum | Syndicate of Banks
Debt and Lease Liabilities
Variable interest rate spread (as a percent)				1.05%						1.25%	1.25%
Maximum | Syndicate of Banks
Debt and Lease Liabilities
Variable interest rate spread (as a percent)				1.30%						1.50%	1.50%